Supplement dated December 23, 2016
to the Prospectus and Statement of Additional Information (the SAI), each as supplemented of the following fund:
Fund	Prospectus Dated	SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (CVP) - Emerging Markets Fund	5/1/2016	6/21/2016
Effective January 1, 2017, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" and in the "Summary of Columbia VP - Emerging Markets Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Lead manager	2012
Robert Cameron	Senior Portfolio Manager	Co-manager	2012
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Senior Portfolio Manager	Co-manager	2012
Young Kim	Senior Portfolio Manager	Co-manager	2015
Perry Vickery, CFA	Senior Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
 Also, effective January 1, 2016, the information about portfolio managers under the caption "Portfolio Managers" in the "More Information About the Fund" or "More Information About Columbia VP - Emerging Markets Fund" is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Dara White, CFA	Senior Portfolio Manager	Lead manager	2012
Robert Cameron	Senior Portfolio Manager	Co-manager	2012
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Senior Portfolio Manager	Co-manager	2012
Young Kim	Senior Portfolio Manager	Co-manager	2015
Perry Vickery, CFA	Senior Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Mr. White joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. White began his investment career in 1998 and earned a B.S. in Finance and a B.S. in Marketing from Boston College.
Mr. Cameron joined one of the Columbia Management legacy firms or acquired business lines in 2008. He was a portfolio manager and managing member of Cameron Global Investments LLC during the period 2003 to 2008. Mr. Cameron began his investment career in 1983 and earned a B.A. from the University of Toronto.
Ms. Huang joined one of the Columbia Management legacy firms or acquired business lines in 2003. Ms. Huang began her investment career in 1995 and earned a B.A. from Shenzhen University and an M.B.A. from Willamette University.
Mr. Kim joined the Investment Manager in 2011. Prior to joining the Investment Manager, Mr. Kim served as a senior equity analyst at Marathon Asset Management and Galleon Asia Management and worked in various operating and engineering roles in the technology industry. Mr. Kim began his investment career in 2005 and earned a B.S. and M.S. in engineering from Massachusetts Institute of Technology and an M.B.A. from Harvard Business School.
Mr. Vickery joined the Investment Manager in 2010. Mr. Vickery began his investment career in 2006 and earned a B.B.A. at the University of Georgia and an MBA from the Kellogg School of Management at Northwestern University.
S-6466-279 A (12/16)

Effective January 1, 2017, the information under the subsection "The Investment Manager and Subadvisers - Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund has been superseded and replaced with the following:

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2015, unless otherwise noted
VP – Emerging Markets Fund	Dara J. White	2 RICs 1 PIV 7 other accounts	$1.09 billion $509.17 million $68.87 million	None	Columbia Management	Columbia Management
	Robert B. Cameron	2 RICs 1 PIV 9 other accounts	$1.09 billion $509.17 million $68.10 million
	Jasmine Huang	4 RICs 1 PIV 12 other accounts	$1.48 billion $509.17 million $68.23 million
	Young Kim	2 RICs 1 PIV 8 other accounts	$1.09 billion $509.17 million $67.27 million
	Perry Vickery(f)	5 other accounts	$0.82 million
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(f)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of October 31, 2016.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
S-6466-279 A (12/16)